Income Taxes - Schedule of Components of the Income Tax Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current
Hong Kong	$ 0	$ 153,614
Deferred
Hong Kong	55,219	(15,583)	157,300
Provision for income taxes	$ 55,219	$ 138,031	$ 157,300